Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Inventory [Abstract]
Raw materials	¥ 3,358	$ 460	¥ 1,784
Low value consumables	34	5	41
Finished goods	6,492	889	3,705
Less: inventory impairment	(12)	(2)	(91)
Inventories	¥ 9,872	$ 1,352	¥ 5,439